Reverse Recapitalization	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Reverse Recapitalization [Abstract]
Reverse Recapitalization
3	Reverse Recapitalization

As discussed in Note 1, “Organization and Business Operation”, on the Closing Date, Zoomcar, Inc. completed the acquisition of IOAC and Zoomcar, Inc. received cash of $5,770,630 and assumed liabilities amounting to $21,499,578 (including $17,100,000 settled by issuance of Common Stock of the Company) which were recorded in the Condensed Consolidated Balance Sheets for the year ended March 31, 2024. Further, unsecured promissory notes of $3,259,208 were assumed. As of March 31, 2024, the Company recorded $10,947,805 of transaction costs, which consisted of legal, accounting, and other professional services related to the Reverse Recapitalization, of which $4,804,482 was related to Common Stock issued during the Reverse Recapitalization and was recorded as a reduction to additional paid-in capital. The cash outflows related to these costs were presented as financing activities in the Company’s Condensed Consolidated Statements of Cash Flows. In addition, upon closing of the Reverse Recapitalization, certain employees received a one-time transaction bonus for an aggregate amount of $392,725, which was to be paid in cash. This bonus is included in compensation and benefits in the Consolidated Statements of Operations and Comprehensive (Loss) for the year ended March 31, 2024.

On the Closing Date, each then-outstanding IOAC ordinary share was cancelled and converted into one share of Common Stock of the registrant, par value $0.0001 per share (“Common Stock”), and each then-outstanding IOAC warrant was assumed and converted automatically into a warrant of the Company, exercisable for shares of Common Stock. Additionally, outstanding units of the IOAC were separated into their component parts, and outstanding IOAC Class B shares were converted into Class A shares on a 1-for-1 basis. As of the Closing Date, upon consummation of the Reverse Recapitalization, the only outstanding shares of capital stock of the IOAC are shares of Common Stock. See Note 23, “Common Stock Capital” , for additional details of the Company’s stockholders’ equity prior to and subsequent to the Reverse Recapitalization.

All equity awards of Zoomcar, Inc. were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s Common Stock. As a result, each outstanding stock option of Zoomcar, Inc. was converted into an option to purchase shares of the Company’s Common Stock based on the Exchange Ratio and each outstanding warrant of Zoomcar, Inc. was converted into a warrant to purchase shares of the Company’s Common Stock based on the Exchange Ratio.

As additional consideration for the acquisition of Zoomcar, Inc. securities, at the Closing, IOAC issued and deposited into an escrow account established for this purpose (the “Earnout Escrow Account”) 200,000 shares (20,000,000 prior to Reverse Stock Split) of Common Stock (the “Earnout Shares”) to be held in the Earnout Escrow Account in accordance with the terms of an earnout escrow agreement. The Original Earnout Terms were modified pursuant to the terms and provisions set forth in the Post-Closing Amendment, effective immediately upon the adoption of the Post-Closing Amendment on December 29, 2023 resulting in the Earnout Shares becoming distributable to stockholders in accordance with the terms of the Reverse Recapitalization Agreement.

The equity structure has been recast in all comparative periods up to the Closing date to reflect the number of shares of the Company’s Common Stock, $0.0001 par value per share, issued to Zoomcar, Inc. shareholders in connection with the Reverse Recapitalization. As such, the shares and corresponding capital amounts and loss per share related to Zoomcar, Inc. Common Stock prior to the Reverse Recapitalization have been retroactively recast as shares reflecting the exchange ratio of 0.0284 established in the Reverse Recapitalization.

In connection with Reverse Recapitalization, then-outstanding 11,500,000 public warrants of IOAC were assumed and converted automatically into a warrant of the Company on the closing. 100 (1 prior to Reverse Stock Split) public warrants entitled each holder, the right to purchase 1 (1 prior to Reverse Stock Split) share of Common Stock at an exercise price of $571 ($5.71 prior to Reverse Stock Split) per share and classified as equity instruments.

Ananda Trust Closing Subscription Agreement

On December 19, 2023, IOAC and Ananda Trust, an affiliate of the Sponsor, entered into a subscription agreement (the “Ananda Trust Closing Subscription Agreement”), pursuant to which, upon the Closing, Ananda Trust purchased 16,667 (1,666,666 prior to Reverse Stock Split) (IOAC Class A ordinary shares at) a price of $300 ($3.00 prior to Reverse Stock Split) per share for aggregate gross proceeds of $5,000,000. This investment was consummated concurrently with the closing of the Reverse Recapitalization.

The number of Common Stock outstanding following the consummation of the Reverse Recapitalization are as follows:

Particulars	March 31, 2024 (After Reverse Stock Split)	March 31, 2024 (Prior to Reverse Stock Split)
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	273,791	27,327,481
Common Stock – issuance to IOAC shareholders	91,924	9,192,377
Shares issued to Mohan Ananda	27,382	2,738,172
Other vendors	36,173	3,617,333
Total	429,270	42,875,363

The number of Zoomcar, Inc. shares was determined as follows:

Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc. (After Reverse Stock Split)	Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split)
Common shares	16,987,064	5,342	482,681
Preferred stock	99,309,415	218,425	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	7,542	754,169
Issue of common shares on conversion of SSCPN	-	42,482	4,248,173
Total		273,791	27,327,481

3	Reverse Recapitalization

As discussed in Note 1, “Organization and Business Operation”, on the Closing Date, Zoomcar, Inc. completed the acquisition of IOAC and Zoomcar, Inc. received net proceeds of $5,770,630 and assumed liabilities amounting to $21,499,578 (including $17,100,000 settled by issuance of common stock of the Company) which were recorded in the Consolidated Balance Sheet. Further, unsecured promissory notes of $3,259,208 were assumed. As of March 31, 2024, the Company recorded $10,947,805 of transaction costs, which consisted of legal, accounting, and other professional services related to the Reverse Recapitalization, of which $4,804,482 was related to common stock issued during the Reverse Recapitalization and was recorded as a reduction to additional paid-in capital. The cash outflows related to these costs were presented as financing activities in the Company’s Consolidated Statements of Cash Flows. In addition, upon closing of the Reverse Recapitalization, certain employees received a one-time transaction bonus for an aggregate amount of $392,725, which was to be paid in cash. This bonus is included in compensation and benefits in the Consolidated Statement of Operations and Comprehensive (Loss) income for the year ended March 31, 2024.

On the Closing Date, each then-outstanding IOAC ordinary share was cancelled and converted into one share of common stock of the registrant, par value $0.0001 per share (“Common Stock”), and each then-outstanding IOAC warrant was assumed and converted automatically into a warrant of the Company, exercisable for shares of Common Stock. Additionally, outstanding units of the IOAC were separated into their component parts, and outstanding IOAC Class B shares were converted into Class A shares on a 1- for-1 basis. As of the Closing Date, upon consummation of the Reverse Recapitalization, the only outstanding shares of capital stock of the IOAC are shares of Common Stock. See Note 23, “Common Stock” and Note 19, “Warrants”, for additional details of the Company’s stockholders’ equity prior to and subsequent to the Reverse Recapitalization.

All equity awards of Zoomcar, Inc. were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s common stock. As a result, each outstanding stock option of Zoomcar, Inc. was converted into an option to purchase shares of the Company’s common stock based on the Exchange Ratio and each outstanding warrant of Zoomcar, Inc. was converted into a warrant to purchase shares of the Company’s common stock based on the Exchange Ratio.

As additional consideration for the acquisition of Zoomcar, Inc. securities, at the Closing, IOAC issued and deposited into an escrow account established for this purpose (the “Earnout Escrow Account”) 200,000 shares (20,000,000 prior to Reverse Stock Split) of Common Stock (the “Earnout Shares”) to be held in the Earnout Escrow Account in accordance with the terms of an earnout escrow agreement. The Original Earnout Terms were modified pursuant to the terms and provisions set forth in the Post-Closing Amendment, effective immediately upon the adoption of the Post-Closing Amendment on December 29, 2023 resulting in the Earnout Shares becoming distributable to stockholders in accordance with the terms of the Merger Agreement.

The equity structure has been recast in all comparative periods upto the Closing date to reflect the number of shares of the Company’s Common Stock, $0.0001 par value per share, issued to Zoomcar, Inc. shareholders in connection with the Reverse Recapitalization. As such, the shares and corresponding capital amounts and loss per share related to Zoomcar, Inc. Common Stock prior to the Reverse Recapitalization have been retroactively recast as shares reflecting the exchange ratio of 0.0284 (prior to Reverse Stock Split) established in the Reverse Recapitalization.

In connection with Reverse Recapitalization, then-outstanding 11,500,000 public warrants of IOAC were assumed and converted automatically into a warrant of the Company on the closing. 100 (1 prior to Reverse Stock Split) public warrants entitled each holder, the right to purchase 1 share of common stock at an exercise price of $571 ($5.71 prior to Reverse Stock Split) per share and classified as equity instruments.

Ananda Trust Closing Subscription Agreement

On December 19, 2023, IOAC and Ananda Trust, an affiliate of the Sponsor, entered into a subscription agreement (the “Ananda Trust Closing Subscription Agreement”), pursuant to which, upon the Closing, Ananda Trust purchased 16,667 (1,666,666 prior to Reverse Stock Split) IOAC Class A ordinary shares at a price of $300 ($3 prior to Reverse Stock Split) per share for aggregate gross proceeds of $5,000,000. This investment was consummated concurrently with the closing of the Reverse Recapitalization.

The number of shares of common stock outstanding following the consummation of the Reverse Recapitalization are as follows:

Particulars	March 31, 2024 (After Reverse Stock Split)	March 31, 2024 (Prior to Reverse Stock Split)
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	273,791	27,327,481
Common stock – issuance to IOAC shareholders	91,924	9,192,377
Shares issued to Mohan Ananda	27,382	2,738,172
Other vendors	36,173	3,617,333
Total	429,270	42,875,363

The number of Zoomcar, Inc. shares was determined as follows:

Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc. (After Reverse Stock Split)	Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split)
Common shares	16,987,064	5,342	482,681
Preferred stock	99,309,415	218,425	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	7,542	754,169
Issue of common shares on conversion of SSCPN	-	42,482	4,248,173
Total		273,791	27,327,481